INCOME TAX EXPENSE - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Movement of valuation allowance
Balance at beginning of the period	¥ (2,096,090)	¥ (2,005,864)	¥ (1,974,108)
Change of valuation allowance	(91,625)	(90,226)	(31,756)
Balance at end of the period	¥ (2,187,715)	¥ (2,096,090)	¥ (2,005,864)